INCOME TAXES (Schedule of Current and Deferred Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current	$ (535)	$ 3,309	$ 4,188
Deferred	15,524	(711)	(981)
Domestic	16,193	(1,981)	1,140
Foreign	(1,205)	4,579	2,067
Income tax expenses	$ 14,989	$ 2,598	$ 3,207